Schedule of Inventory (Details)	12 Months Ended
Feb. 29, 2016 CAD
Inventory Schedule Of Inventory 1	CAD 304,453
Inventory Schedule Of Inventory 2	410,193
Inventory Schedule Of Inventory 3	663,577
Inventory Schedule Of Inventory 4	906,433
Inventory Schedule Of Inventory 5	968,030
Inventory Schedule Of Inventory 6	CAD 1,316,626